PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2021	$382	$4,271	$5,592	$4,171	$1,931	$1,657	$18,004
Additions (cash and non-cash)	—	181	799	208	57	174	1,419
Dispositions (1)	(44)	(99)	(838)	(61)	(46)	(85)	(1,173)
Acquisitions through business combinations (2)	105	157	1,862	—	28	366	2,518
Transfers and assets reclassified as held for sale (3)	(36)	11	(39)	(121)	4	42	(139)
Foreign currency translation and other (4)	(15)	(154)	(170)	—	51	1	(287)
Balance at December 31, 2021	$392	$4,367	$7,206	$4,197	$2,025	$2,155	$20,342
Additions (cash and non-cash)	2	257	1,389	120	66	276	2,110
Dispositions	(10)	(24)	(304)	—	(9)	(119)	(466)
Acquisitions through business combinations (2)	23	66	982	—	39	131	1,241
Transfers and assets reclassified as held for sale (3)	(36)	19	(78)	(182)	—	(10)	(287)
Foreign currency translation and other (4)	(5)	(413)	(293)	—	(122)	(127)	(960)
Balances at December 31, 2022	$366	$4,272	$8,902	$4,135	$1,999	$2,306	$21,980

Accumulated depreciation and impairment
Balance at January 1, 2021	$—	$(193)	$(1,445)	$(1,060)	$(919)	$(405)	$(4,022)
Depreciation/depletion/impairment expense	—	(206)	(711)	(431)	(69)	(263)	(1,680)
Dispositions (1)	—	26	399	46	29	53	553
Transfers and assets reclassified as held for sale (3)	—	(23)	24	106	—	(4)	103
Foreign currency translation and other	—	(41)	68	—	(13)	15	29
Balances at December 31, 2021	$—	$(437)	$(1,665)	$(1,339)	$(972)	$(604)	$(5,017)
Depreciation/depletion/impairment expense	—	(147)	(945)	(277)	81	(338)	(1,626)
Dispositions	—	21	129	—	7	88	245
Transfers and assets reclassified as held for sale (2)	—	—	32	116	—	1	149
Foreign currency translation and other	—	20	54	—	51	37	162
Balance at December 31, 2022	$—	$(543)	$(2,395)	$(1,500)	$(833)	$(816)	$(6,087)
Net book value
December 31, 2021	$392	$3,930	$5,541	$2,858	$1,053	$1,551	$15,325
December 31, 2022	$366	$3,729	$6,507	$2,635	$1,166	$1,490	$15,893
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(1)During the first quarter of 2021, the partnership derecognized $505 million of property, plant and equipment, net of accumulated amortization related to the deconsolidation of the partnership’s graphite electrode operations on March 1, 2021. Refer to Note 8 for additional information.
(2)See Note 3 for additional information.
(3)See Note 9 for additional information.
(4)Includes a decrease of $194 million (2021: increase of $11 million) in capitalized costs associated with decommissioning certain assets primarily at the partnership’s nuclear technology services operations as a result of updates to the discount rate used.
During the year ended December 31, 2022, the partnership recorded $223 million of impairment reversals primarily related to the partnership’s natural gas production operations as a result of a change in estimate of future natural gas prices and $86 million of impairment expense primarily related to machinery and equipment at the partnerships’ road fuels operations.
The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2022 and the depreciation/impairment expense of right-of-use assets by class of underlying asset for the year ended December 31, 2022 are outlined below:

	Year ended December 31, 2022
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$107	$866	$467	$—	$50	$1,490
Depreciation/impairment expense	(12)	(160)	(132)	(12)	(22)	(338)
Lessor
Assets subject to operating leases	1	25	2,198	2,329	—	4,553

	Year ended December 31, 2021
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$113	$809	$565	$11	$53	$1,551
Depreciation/impairment expense	—	(150)	(88)	(12)	(13)	(263)
Lessor
Assets subject to operating leases	1	20	2,095	2,437	—	4,553